UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Jan-04

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          144

Form 13F Information Table Value Total:      $139,342

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1305 15342.000SH       SOLE                  350.000         14992.000
                                                               102 1200.000 SH       DEFINED 0001091923                     1200.000
AFLAC Inc.                     COM              001055102     4096 113201.000SH      SOLE                 2600.000        110601.000
                                                               129 3560.000 SH       DEFINED 0001091923                     3560.000
Abbott Laboratories            COM              002824100      436 9350.000 SH       SOLE                                   9350.000
                                                                47 1000.000 SH       DEFINED 0001091923                     1000.000
Amerada Hess Corp.             COM              023551104      840 15802.000SH       SOLE                  890.000         14912.000
                                                                41  780.000 SH       DEFINED 0001091923                      780.000
American Express Co.           COM              025816109     3206 66470.223SH       SOLE                 1885.000         64585.223
                                                                70 1450.000 SH       DEFINED 0001091923                     1450.000
American Intl Grp.             COM              026874107     2956 44594.027SH       SOLE                 1575.000         43019.027
                                                               130 1959.000 SH       DEFINED 0001091923                     1959.000
Amgen                          COM              031162100      432 6994.000 SH       SOLE                                   6994.000
                                                                31  500.000 SH       DEFINED 0001091923                      500.000
Anheuser-Busch Co.             COM              035229103     3439 65281.000SH       SOLE                 1660.000         63621.000
                                                               145 2760.000 SH       DEFINED 0001091923                     2760.000
Auto Data Processing           COM              053015103      545 13750.000SH       SOLE                                  13750.000
Avery Dennison Corp.           COM              053611109      356 6360.000 SH       SOLE                  150.000          6210.000
                                                                22  400.000 SH       DEFINED 0001091923                      400.000
BP Amoco ADR                   ADR              055622104      119 2414.000 SH       SOLE                                   2414.000
                                                               131 2646.000 SH       DEFINED 0001091923                     2646.000
Bank of America Corp.          COM              060505104     3796 47197.000SH       SOLE                 1302.000         45895.000
                                                              1451 18041.000SH       DEFINED 0001091923                    18041.000
Bear Stearns Cos. Inc.         COM              073902108     2415 30205.000SH       SOLE                 1225.000         28980.000
                                                                26  325.000 SH       DEFINED 0001091923                      325.000
Bellsouth Corp.                COM              079860102      310 10937.000SH       SOLE                  306.000         10631.000
Block (H. & R.)                COM              093671105     2207 39854.000SH       SOLE                 1309.000         38545.000
                                                                 8  150.000 SH       DEFINED 0001091923                      150.000
Cintas Corp.                   COM              172908105      726 14500.000SH       SOLE                                  14500.000
                                                                45  900.000 SH       DEFINED 0001091923                      900.000
Citigroup, Inc.                COM              172967101     1772 36507.188SH       SOLE                 4420.000         32087.188
                                                                51 1050.000 SH       DEFINED 0001091923                     1050.000
Coca Cola Company              COM              191216100      315 6200.000 SH       SOLE                                   6200.000
                                                               213 4200.000 SH       DEFINED 0001091923                     4200.000
Colgate Palmolive              COM              194162103     2976 59460.320SH       SOLE                 1435.000         58025.320
                                                                65 1300.000 SH       DEFINED 0001091923                     1300.000
Crompton Corp.                 COM              227116100      336 46854.000SH       SOLE                 3700.000         43154.000
                                                                 9 1200.000 SH       DEFINED 0001091923                     1200.000
Danaher Corp.                  COM              235851102     3360 36621.000SH       SOLE                 1225.000         35396.000
                                                               155 1685.000 SH       DEFINED 0001091923                     1685.000
Disney (Walt) Holding Co.      COM              254687106      184 7907.000 SH       SOLE                  688.000          7219.000
                                                                93 3980.000 SH       DEFINED 0001091923                     3980.000
EMC Corp-Mass                  COM              268648102      425 32899.000SH       SOLE                                  32899.000
                                                                34 2650.000 SH       DEFINED 0001091923                     2650.000
Ecolab Inc.                    COM              278865100     1761 64335.197SH       SOLE                 1475.000         62860.197
                                                                33 1200.000 SH       DEFINED 0001091923                     1200.000
Electronic Data Systems, Corp. COM              285661104      509 20751.000SH       SOLE                  275.000         20476.000
                                                                37 1500.000 SH       DEFINED 0001091923                     1500.000
Emerson Electric Company       COM              291011104      487 7515.000 SH       SOLE                                   7515.000
Exxon Mobil Corp.              COM              30231G102     1026 25026.000SH       SOLE                                  25026.000
                                                               817 19931.883SH       DEFINED 0001091923                    19931.883
First Data                     COM              319963104     1130 27501.000SH       SOLE                   51.000         27450.000
                                                                26  632.000 SH       DEFINED 0001091923                      632.000
Franklin Resources, Inc.       COM              354613101     3075 59063.347SH       SOLE                 1675.000         57388.347
                                                                75 1435.000 SH       DEFINED 0001091923                     1435.000
General Electric Co.           COM              369604103     5027 162275.053SH      SOLE                 3015.000        159260.053
                                                               788 25450.000SH       DEFINED 0001091923                    25450.000
Gillette Co. Com.              COM              375766102     2743 74685.000SH       SOLE                 2935.000         71750.000
                                                               198 5400.000 SH       DEFINED 0001091923                     5400.000
GlaxoSmithKline ADR            ADR              37733W105      719 15421.000SH       SOLE                                  15421.000
                                                               143 3076.000 SH       DEFINED 0001091923                     3076.000
Gold Banc Corp.                COM              379907108       70 5000.000 SH       SOLE                                   5000.000
                                                               195 13854.000SH       DEFINED 0001091923                    13854.000
Goldcorp Inc.                  COM              380956409      176 11040.000SH       SOLE                                  11040.000
                                                                19 1200.000 SH       DEFINED 0001091923                     1200.000
Healthnet, Inc.                COM              42222G108      380 11635.000SH       SOLE                  900.000         10735.000
                                                                 5  150.000 SH       DEFINED 0001091923                      150.000
Home Depot                     COM              437076102      358 10074.880SH       SOLE                                  10074.880
                                                               379 10670.000SH       DEFINED 0001091923                    10670.000
Honeywell International Inc.   COM              438516106      278 8305.000 SH       SOLE                  300.000          8005.000
                                                               144 4300.000 SH       DEFINED 0001091923                     4300.000
IBM Corp.                      COM              459200101     1135 12248.000SH       SOLE                  400.000         11848.000
                                                               213 2300.000 SH       DEFINED 0001091923                     2300.000
Intel Corp                     COM              458140100     4075 127152.237SH      SOLE                 4640.000        122512.237
                                                               248 7730.000 SH       DEFINED 0001091923                     7730.000
Intuit, Inc.                   COM              461202103     2758 52172.000SH       SOLE                 1495.000         50677.000
                                                               176 3325.000 SH       DEFINED 0001091923                     3325.000
Jefferson Pilot Corp.          COM              475070108     2897 57205.395SH       SOLE                 2135.000         55070.395
                                                                33  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104      330 6380.000 SH       SOLE                                   6380.000
                                                                31  600.000 SH       DEFINED 0001091923                      600.000
Kraft Foods, Inc.              COM              50075N104     1412 43816.000SH       SOLE                 1560.000         42256.000
                                                                45 1400.000 SH       DEFINED 0001091923                     1400.000
Marriott Intl Inc New CL A     COM              571903202      282 6100.000 SH       SOLE                                   6100.000
McGraw-Hill Inc.               COM              580645109     4177 59745.724SH       SOLE                 1515.000         58230.724
                                                               131 1870.000 SH       DEFINED 0001091923                     1870.000
McKesson HBOC, Inc.            COM              58155Q103     1422 44230.366SH       SOLE                 1910.000         42320.366
                                                                 8  250.000 SH       DEFINED 0001091923                      250.000
Medco Health Solutions         COM              58405U102      235 6911.000 SH       SOLE                  218.000          6693.000
                                                                24  693.000 SH       DEFINED 0001091923                      693.000
Medtronic Inc.                 COM              585055106      234 4813.000 SH       SOLE                                   4813.000
                                                                49 1000.000 SH       DEFINED 0001091923                     1000.000
Merck & Co.                    COM              589331107     2662 57610.000SH       SOLE                 1815.000         55795.000
                                                                91 1975.000 SH       DEFINED 0001091923                     1975.000
Microsoft Corp.                COM              594918104     4515 164951.922SH      SOLE                 4720.000        160231.922
                                                               166 6050.000 SH       DEFINED 0001091923                     6050.000
Office Depot Inc.              COM              676220106     1566 93745.000SH       SOLE                 4575.000         89170.000
                                                                13  800.000 SH       DEFINED 0001091923                      800.000
Omnicom Group                  COM              681919106      857 9812.000 SH       SOLE                  100.000          9712.000
                                                                76  875.000 SH       DEFINED 0001091923                      875.000
PepsiCo Inc.                   COM              713448108     2372 50878.000SH       SOLE                 1656.000         49222.000
                                                               465 9975.000 SH       DEFINED 0001091923                     9975.000
Pfizer Inc.                    COM              717081103     4700 133042.765SH      SOLE                 3585.000        129457.765
                                                               383 10840.000SH       DEFINED 0001091923                    10840.000
Pitney-Bowes Inc.              COM              724479100      483 11900.000SH       SOLE                                  11900.000
                                                                73 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1251 12530.000SH       SOLE                  100.000         12430.000
                                                                50  500.000 SH       DEFINED 0001091923                      500.000
SBC Communications             COM              78387g103     1226 47038.616SH       SOLE                 3281.616         43757.000
                                                                70 2685.000 SH       DEFINED 0001091923                     2685.000
Schlumberger Ltd.              COM              806857108     2723 49766.654SH       SOLE                 1611.000         48155.654
                                                                98 1790.000 SH       DEFINED 0001091923                     1790.000
Sigma Aldrich Corp.            COM              826552101     1346 23548.000SH       SOLE                  875.000         22673.000
                                                                57 1000.000 SH       DEFINED 0001091923                     1000.000
Sony Corp. ADR American SHS Ne ADR              835699307     1530 44122.000SH       SOLE                 2225.000         41897.000
                                                                69 2000.000 SH       DEFINED 0001091923                     2000.000
Southern Company               COM              842587107     3542 117097.000SH      SOLE                 2505.000        114592.000
                                                               370 12215.000SH       DEFINED 0001091923                    12215.000
Stryker Corp.                  COM              863667101     6469 76095.000SH       SOLE                 1580.000         74515.000
                                                               163 1915.000 SH       DEFINED 0001091923                     1915.000
Telefonos De Mexico SA ADR Rep ADR              879403780      550 16662.000SH       SOLE                  450.000         16212.000
                                                                12  375.000 SH       DEFINED 0001091923                      375.000
Texas Instruments Inc.         COM              882508104      417 14200.009SH       SOLE                 1015.000         13185.009
                                                                 4  125.000 SH       DEFINED 0001091923                      125.000
Tidewater, Inc.                COM              886423102     1511 50583.703SH       SOLE                 2120.000         48463.703
                                                                26  885.000 SH       DEFINED 0001091923                      885.000
Transocean Sedco Forex, Inc.   COM              G90078109      745 31013.045SH       SOLE                 1451.000         29562.045
                                                                15  610.000 SH       DEFINED 0001091923                      610.000
US BANCORP DEL COM NEW         COM              902973304      417 14000.000SH       DEFINED 0001091923                    14000.000
United Technologies Corp.      COM              913017109     1917 20231.000SH       SOLE                  950.000         19281.000
                                                               104 1100.000 SH       DEFINED 0001091923                     1100.000
Verizon Communications         COM              92343V104      574 16355.000SH       SOLE                  480.000         15875.000
                                                                77 2206.091 SH       DEFINED 0001091923                     2206.091
Vishay Intertechnology         COM              928298108     1502 65599.000SH       SOLE                 2625.000         62974.000
                                                                17  750.000 SH       DEFINED 0001091923                      750.000
Wachovia Corp New              COM              929903102      345 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     5952 112205.000SH      SOLE                 2365.000        109840.000
                                                               176 3320.000 SH       DEFINED 0001091923                     3320.000
Walgreen Company               COM              931422109     2018 55464.000SH       SOLE                 1680.000         53784.000
                                                               163 4470.000 SH       DEFINED 0001091923                     4470.000
Washington Mutual, Inc.        COM              939322103     1367 34065.000SH       SOLE                 1125.000         32940.000
                                                                79 1975.000 SH       DEFINED 0001091923                     1975.000
Weyerhaeuser Co.               COM              962166104     3771 58919.000SH       SOLE                 1975.000         56944.000
                                                               130 2025.000 SH       DEFINED 0001091923                     2025.000